Mezzanine and Stockholders' Equity	9 Months Ended
Sep. 30, 2025
Mezzanine and Stockholders’ Equity [Abstract]
Mezzanine and Stockholders' Equity

Note 10. Mezzanine and Stockholders’ Equity

The total number of Common Stock and Preferred Stock shares outstanding as of September 30, 2025 and the total number of shares of all classes of stock that USAR has authority to issue is follows:

Class of Stock	Authorized	Par Value	Outstanding
	(In thousands, except par value)
Common stock	750,000	$0.0001	113,833
Preferred stock
12% Series A Cumulative Convertible Preferred Stock(1)	15,000	$0.0001	1,860
Undesignated preferred stock	35,000	$0.0001	—
Total preferred stock	50,000	$0.0001	1,860
Total authorized	800,000

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(1)      The Company designated 15.0 million shares as 12% Series A Cumulative Convertible Preferred Stock of which 5.23 million shares were issued.

Warrants

The following table presents the number of potential shares of Common Stock that outstanding warrant holders may acquire.

	Balance Sheet Classification	Exercise Price	Potential Common Stock Shares Issuable Upon Exercise at September 30, 2025(1)
	(In thousands, except for exercise price)
Investor Warrants	Equity	$11.50	18,365
Series A Warrants(2)(3)	Liability	$7.00	3,206
Common Stock warrants(3)	Liability	$7.00	9,991
Prefunded warrants(3)	Liability	$0.0001	—
Total Warrants			31,562

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(1)      Amount presented is net of exercises.

(2)      On March 13, 2025, the Company granted warrants to acquire approximately 23.8 million shares of Common Stock. On May 3, 2025, the exercise price of the outstanding Series A warrants was reduced from $12.00 to $7.00 due to the $75M PIPE (as defined below). The number of shares of Common Stock issuable related to the outstanding Series A warrants on May 3, 2025 was subsequently increased by approximately 171%.

(3)      See the following section entitled “Private Investment in Public Entity Financing.” Subsequent to the balance sheet date, all outstanding Common Stock warrants had been exercised.

Private Investment in Public Entity Financing

Under the PIPE financing agreements, the Company issued the following shares of Common Stock, Common Stock warrants, and Prefunded warrants.

	PIPE Agreement Closing Date	Common Stock Shares and Warrants Issued	Exercise Price
	(In thousands, except for exercise price)
Common Stock shares	5/5/2025	8,550
Common Stock warrants(1)	5/5/2025	10,714	$7.00
Prefunded warrants(1)	5/5/2025	2,164	$0.0001
Common Stock shares	9/29/2025	8,333

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(1)      See Warrants section (above) for amount of warrants outstanding.

The following table presents the warrant exercise activity and cash received for the periods indicated.

Three and Nine Months Ended September 30, 2025
(Inthousands)
Warrants exercised
Common Stock warrants	723
Prefunded warrants	2,164
Total warrants exercised	2,887
Cash received	$5,063

On May 2, 2025, the Company closed its $75.0 million PIPE financing agreement (the “$75M PIPE”) with a single institutional investor. Under the $75M PIPE, the Company issued shares of Common Stock, Common Stock warrants, and Prefunded warrants. In exchange for the issuances of Common Stock, Common Stock warrants, and Prefunded warrants, the Company received cash of $75.0 million. The $75M PIPE specified that:

•        exercisability of the Common Stock and Prefunded warrants are contingent upon investor’s beneficial ownership of the Company, which may not exceed 9.99% at time of exercise;

•        the Common Stock warrants will expire six (6) years from the initial exercise date;

•        the Prefunded warrants do not expire;

•        embedded put rights upon a Fundamental Transaction, as defined in the agreement;

•        can be exercised in whole or in part;

•        can only be exercised as long as the warrant is still outstanding; and

•        other conditions and covenants as outlined in the agreement.

Upon closing of the $75M PIPE, the Company recognized a loss of $36.9 million on the value of the issued Common Stock shares, as the fair value of the related Common Stock and Prefunded warrants on the issuance date exceeded the value of the financing received. The recognized loss on the value of the issued shares of Common Stock was recognized in (Loss) gain on fair market value of financial instruments on the Company’s Condensed Consolidated Statements of Operations. See Note 4, “Fair Value Measurements — Private Investment in Public Entity Financing” for further information regarding the valuation of the $75M PIPE Common Stock and Prefunded warrants.

On September 29, 2025 the Company closed its $125.0 million PIPE financing agreement (the “$125M PIPE”) with a single institutional investor. Under the $125M PIPE, on September 29, 2025, the Company issued 8.33 million shares of Common Stock and received $125.0 million cash. The cash received under the $125M PIPE will be used for general corporate purposes.